Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Disaggregation of Revenue [Line Items]
Schedule of disaggregates revenue from contracts with customers

	Years Ended December 31,
	2019	2018(a)	2017(a)
Online Gaming(b)	$308,177	$219,131	$189,779
Other	15,233	7,146	2,065
Total revenue	$323,410	$226,277	$191,844

(a)   As disclosed in Note 2, prior period amounts have not been adjusted under the modified retrospective method of adoption of Topic 606.

(b)   Online Gaming includes DFS, iGaming and Sportsbook. These revenue streams have similar attributes and the same pattern of recognition.